Segment information - Schedule of segment information (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue		€ 838,617	€ 914,816	€ 1,035,383
Other revenue		2,841	1,131	3,539
Advertising spend		616,705	732,458	884,685
ROAS contribution		221,912	182,358	150,698
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1],[2]	9,159	5,435	5,930
Other selling and marketing		47,450	73,175	62,240
Technology and content, including related party	[1],[2],[3]	69,924	66,904	52,232
General and administrative, including related party	[1],[2],[3]	55,543	54,326	47,444
Amortization of intangible assets	[3]	1,685	1,684	3,220
Operating income/(loss)		38,151	(19,166)	(20,368)
Other income/(expense)
Interest expense		(33)	(1,839)	(44)
Gain on deconsolidation of entity		0	0	2,007
Other, net		(428)	539	592
Total other income/(expense), net		(461)	(1,300)	2,555
Income/(loss) before income taxes		37,690	(20,466)	(17,813)
Expense/(benefit) for income taxes		20,982	1,086	(4,764)
Income/(loss) before equity method investment		16,708	(21,552)	(13,049)
Income from equity method investment		453	63	0
Net income/(loss)		17,161	(21,489)	(13,049)
Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		347,094	378,919	424,993
Other revenue		0	0	0
Advertising spend		230,291	265,004	324,487
ROAS contribution		116,803	113,915	100,506
Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		305,061	315,966	391,667
Other revenue		0	0	0
Advertising spend		233,949	261,620	338,072
ROAS contribution		71,112	54,346	53,595
Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		171,469	204,937	203,673
Other revenue		0	0	0
Advertising spend		152,465	205,834	222,126
ROAS contribution		19,004	(897)	(18,453)
Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		14,993	14,994	15,050
Other revenue		2,841	1,131	3,539
Advertising spend		0	0	0
ROAS contribution		14,993	14,994	15,050
Referral revenue
Segment Reporting Information [Line Items]
Revenue		823,624	899,822	1,020,333
Referral revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		347,094	378,919	424,993
Referral revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		305,061	315,966	391,667
Referral revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		171,469	204,937	203,673
Referral revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue
Segment Reporting Information [Line Items]
Revenue		12,152	13,863	11,511
Subscription revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		€ 12,152	€ 13,863	€ 11,511

[1]	Includes related party expense as follows:

	Year ended December 31,
	2017	2018	2019

Cost of revenue	68	€59	44
Selling and marketing	0	42	263
Technology and content	361	700	465
General and administrative	109	9	43

[2]	Includes share-based compensation as follows:

	Year ended December 31,
	2017	2018	2019
Cost of revenue	115	184	269
Selling and marketing	3,514	3,273	2,359
Technology and content	3,614	5,260	5,978
General and administrative	8,782	11,985	11,285

[3]

	Year ended December 31,
	2017	2018	2019
Amortization of internal use software costs included in selling and marketing	—	—	360
Amortization of acquired technology included in amortization of intangible assets	59	278	143
Amortization of internal use software and website development costs included in technology and content	1,742	2,214	3,239
Amortization of internal use software costs included in general and administrative	408	785	656